Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Arconic Inc.	933,236	$24,096,154
BWX Technologies Inc.	56,921	2,965,584
Curtiss-Wright Corp.	99,528	12,652,995
Hexcel Corp.	14,172	1,146,231
Huntington Ingalls Industries Inc.	19,906	4,473,674
L3Harris Technologies Inc.	257,516	48,704,001
Spirit AeroSystems Holdings Inc., Class A	24,085	1,959,797
Teledyne Technologies Inc.(a)	83,757	22,938,530
Textron Inc.	545,205	28,917,673
TransDigm Group Inc.(a)	21,658	10,478,140

		158,332,779

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	74,923	6,319,755
Expeditors International of Washington Inc.	115,597	8,769,188
XPO Logistics Inc.(a)	89,829	5,193,015

		20,281,958

Airlines — 0.9%
Alaska Air Group Inc.	153,146	9,787,561
American Airlines Group Inc.	839,065	27,361,910
Copa Holdings SA, Class A, NVS	73,309	7,152,759
JetBlue Airways Corp.(a)	640,958	11,851,313
United Continental Holdings Inc.(a)	439,835	38,507,554

		94,661,097

Auto Components — 1.0%
Aptiv PLC	563,299	45,531,458
BorgWarner Inc.	482,846	20,269,875
Gentex Corp.	598,837	14,737,378
Goodyear Tire & Rubber Co. (The)	543,872	8,321,242
Lear Corp.	146,103	20,347,765

		109,207,718

Automobiles — 0.2%
Harley-Davidson Inc.	370,183	13,263,657
Thor Industries Inc.	123,838	7,238,331

		20,501,988

Banks — 6.4%
Associated Banc-Corp.	378,711	8,005,951
Bank of Hawaii Corp.	94,479	7,833,254
Bank OZK	284,147	8,549,983
BankUnited Inc.	227,060	7,661,004
BOK Financial Corp.	75,635	5,708,930
CIT Group Inc.	206,750	10,862,645
Citizens Financial Group Inc.	1,072,475	37,922,716
Comerica Inc.	338,162	24,564,088
Commerce Bancshares Inc.	232,924	13,896,246
Cullen/Frost Bankers Inc.	132,103	12,372,767
East West Bancorp. Inc.	339,545	15,880,520
Fifth Third Bancorp.	1,717,404	47,915,572
First Citizens BancShares Inc./NC, Class A	17,598	7,923,851
First Hawaiian Inc.	316,328	8,183,405
First Horizon National Corp.	729,700	10,894,421
First Republic Bank/CA	319,436	31,192,925
FNB Corp.	757,731	8,918,494
Huntington Bancshares Inc./OH	2,438,338	33,697,831
KeyCorp.	2,349,436	41,702,489
M&T Bank Corp.	319,084	54,266,616
PacWest Bancorp.	275,641	10,703,140
People’s United Financial Inc.	927,835	15,569,071

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.	175,299	$10,076,187
Popular Inc.	222,856	12,087,709
Prosperity Bancshares Inc.	157,103	10,376,653
Regions Financial Corp.	2,372,160	35,440,070
Signature Bank/New York NY	64,019	7,736,056
Sterling Bancorp./DE	483,980	10,299,094
SunTrust Banks Inc.	1,038,663	65,279,970
SVB Financial Group(a)(b)	112,576	25,283,444
Synovus Financial Corp.	325,635	11,397,225
TCF Financial Corp.	375,835	7,813,610
Texas Capital Bancshares Inc.(a)(b)	117,362	7,202,506
Umpqua Holdings Corp.	515,296	8,548,761
Webster Financial Corp.	213,782	10,212,366
Western Alliance Bancorp.(a)	203,900	9,118,408
Wintrust Financial Corp.	131,427	9,615,199
Zions Bancorp. N.A.	421,198	19,366,684

		684,079,861

Beverages — 0.2%
Brown-Forman Corp., Class A	7,812	429,660
Brown-Forman Corp., Class B, NVS	26,559	1,472,165
Molson Coors Brewing Co., Class B	407,408	22,814,848

		24,716,673

Biotechnology — 0.5%
Agios Pharmaceuticals Inc.(a)(b)	107,764	5,375,268
Alkermes PLC(a)	364,815	8,222,930
Alnylam Pharmaceuticals Inc.(a)(b)	40,415	2,932,513
Bluebird Bio Inc.(a)(b)	128,859	16,390,865
Exelixis Inc.(a)	412,849	8,822,583
Moderna Inc.(a)	15,360	224,870
United Therapeutics Corp.(a)	101,044	7,887,495

		49,856,524

Building Products — 0.8%
Allegion PLC	54,697	6,046,753
AO Smith Corp.	270,954	12,778,191
Fortune Brands Home & Security Inc.	223,478	12,767,298
Lennox International Inc.	7,487	2,058,925
Masco Corp.	684,866	26,874,142
Owens Corning	251,305	14,625,951
Resideo Technologies Inc.(a)	287,757	6,307,633

		81,458,893

Capital Markets — 3.4%
Affiliated Managers Group Inc.	119,104	10,974,243
Ameriprise Financial Inc.	270,506	39,266,651
BGC Partners Inc., Class A	669,972	3,503,954
Cboe Global Markets Inc.	195,225	20,231,167
E*TRADE Financial Corp.	467,800	20,863,880
Eaton Vance Corp., NVS	261,325	11,270,947
Evercore Inc., Class A	61,214	5,421,724
Franklin Resources Inc.	658,924	22,930,555
Interactive Brokers Group Inc., Class A	125,877	6,822,533
Invesco Ltd.	923,212	18,888,917
Janus Henderson Group PLC	216,357	4,630,040
Lazard Ltd., Class A	157,056	5,401,156
Legg Mason Inc.	199,784	7,647,731
Nasdaq Inc.	271,214	26,082,650
Northern Trust Corp.	468,598	42,173,820
Raymond James Financial Inc.	226,321	19,135,441
SEI Investments Co.	158,319	8,881,696
State Street Corp.	873,682	48,978,613

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	385,192	$42,259,414
Virtu Financial Inc., Class A	62,277	1,356,393

		366,721,525

Chemicals — 3.0%
Albemarle Corp.	247,192	17,404,789
Ashland Global Holdings Inc.	145,869	11,665,144
Axalta Coating Systems Ltd.(a)	334,181	9,948,568
Cabot Corp.	134,962	6,439,037
Celanese Corp.	296,194	31,929,713
CF Industries Holdings Inc.	465,648	21,750,418
Chemours Co. (The)	382,257	9,174,168
Corteva Inc.(a)	1,757,230	51,961,291
Eastman Chemical Co.	324,656	25,267,976
Element Solutions Inc.(a)(b)	326,172	3,372,618
FMC Corp.	307,507	25,507,706
Huntsman Corp.	522,216	10,674,095
International Flavors & Fragrances Inc.	249,913	36,259,877
Mosaic Co. (The)	823,585	20,614,333
NewMarket Corp.	1,605	643,509
Olin Corp.	384,961	8,434,496
RPM International Inc.	251,596	15,375,032
Valvoline Inc.	440,908	8,610,933
Westlake Chemical Corp.	82,604	5,737,674

		320,771,377

Commercial Services & Supplies — 0.6%
ADT Inc.(b)	249,500	1,527,883
Clean Harbors Inc.(a)(b)	121,554	8,642,490
IAA Inc.(a)	23,312	904,039
KAR Auction Services Inc.	23,312	582,800
Republic Services Inc.	467,028	40,463,306
Stericycle Inc.(a)(b)	208,827	9,971,489

		62,092,007

Communications Equipment — 0.7%
Ciena Corp.(a)	362,456	14,907,815
CommScope Holding Co. Inc.(a)(b)	446,694	7,026,497
EchoStar Corp., Class A(a)(b)	110,905	4,915,310
F5 Networks Inc.(a)	10,349	1,507,125
Juniper Networks Inc.	799,603	21,293,428
Motorola Solutions Inc.	101,058	16,849,400
ViaSat Inc.(a)	130,164	10,519,854

		77,019,429

Construction & Engineering — 0.6%
AECOM(a)	364,639	13,801,586
Fluor Corp.	327,017	11,017,203
Jacobs Engineering Group Inc.	308,667	26,048,408
Quanta Services Inc.	255,194	9,745,859
Valmont Industries Inc.	50,163	6,361,170

		66,974,226

Construction Materials — 0.3%
Eagle Materials Inc.	18,339	1,700,025
Martin Marietta Materials Inc.	101,279	23,305,311
Vulcan Materials Co.	24,914	3,420,941

		28,426,277

Consumer Finance — 1.3%
Ally Financial Inc.	930,687	28,841,990
Credit Acceptance Corp.(a)	3,182	1,539,547
Discover Financial Services	491,247	38,115,855
Navient Corp.	492,326	6,720,250

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	152,498	$5,155,957
Santander Consumer USA Holdings Inc.	248,181	5,946,417
SLM Corp.	1,010,324	9,820,349
Synchrony Financial	1,175,774	40,764,085

		136,904,450

Containers & Packaging — 1.5%
AptarGroup Inc.	88,526	11,007,323
Ardagh Group SA	36,961	646,817
Avery Dennison Corp.	12,816	1,482,555
Berry Global Group Inc.(a)	189,990	9,991,574
Crown Holdings Inc.(a)	128,824	7,871,146
Graphic Packaging Holding Co.	689,023	9,632,542
International Paper Co.	930,190	40,295,831
Owens-Illinois Inc.	362,170	6,254,676
Packaging Corp. of America	219,026	20,877,558
Sealed Air Corp.	337,082	14,420,368
Silgan Holdings Inc.	181,871	5,565,253
Sonoco Products Co.	233,275	15,242,188
Westrock Co.	595,633	21,722,736

		165,010,567

Distributors — 0.5%
Genuine Parts Co.	329,158	34,094,186
LKQ Corp.(a)	628,342	16,720,180

		50,814,366

Diversified Consumer Services — 0.6%
frontdoor Inc.(a)	198,581	8,648,202
Graham Holdings Co., Class B	9,819	6,775,405
Grand Canyon Education Inc.(a)	100,718	11,786,020
H&R Block Inc.	404,183	11,842,562
Service Corp. International/U.S.	265,520	12,421,026
ServiceMaster Global Holdings Inc.(a)	268,604	13,991,582

		65,464,797

Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.	688,429	14,388,166
Jefferies Financial Group Inc.	601,536	11,567,537
Voya Financial Inc.	313,190	17,319,407

		43,275,110

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,549,679	29,984,225
GCI Liberty Inc., Class A(a)	229,666	14,115,272

		44,099,497

Electric Utilities — 4.6%
Alliant Energy Corp.	555,634	27,270,517
Avangrid Inc.	131,478	6,639,639
Edison International	747,192	50,368,213
Entergy Corp.	444,626	45,765,354
Evergy Inc.	570,776	34,332,176
Eversource Energy	745,179	56,454,761
FirstEnergy Corp.	1,245,798	53,332,612
Hawaiian Electric Industries Inc.	253,302	11,031,302
IDACORP Inc.	117,625	11,813,079
OGE Energy Corp.	467,549	19,898,885
PG&E Corp.(a)	1,240,755	28,438,105
Pinnacle West Capital Corp.	263,196	24,764,112
PPL Corp.	1,693,451	52,513,915
Xcel Energy Inc.	1,206,555	71,777,957

		494,400,627

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
Acuity Brands Inc.	68,682	$9,471,935
AMETEK Inc.	109,093	9,910,008
GrafTech International Ltd.	143,339	1,648,398
Hubbell Inc.	57,543	7,503,607
nVent Electric PLC	366,007	9,073,314
Regal Beloit Corp.	99,676	8,144,526
Sensata Technologies Holding PLC(a)(b)	215,423	10,555,727

		56,307,515

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)(b)	198,704	14,161,634
Avnet Inc.	246,521	11,160,006
Coherent Inc.(a)	56,151	7,657,312
Corning Inc.	1,237,105	41,108,999
Dolby Laboratories Inc., Class A	127,385	8,229,071
FLIR Systems Inc.	289,175	15,644,367
IPG Photonics Corp.(a)	77,596	11,969,183
Jabil Inc.	273,517	8,643,137
Littelfuse Inc.	56,380	9,974,186
National Instruments Corp.	287,518	12,072,881
SYNNEX Corp.	96,587	9,504,161
Trimble Inc.(a)	487,843	22,006,598

		172,131,535

Energy Equipment & Services — 1.2%
Apergy Corp.(a)	180,686	6,060,208
Baker Hughes a GE Co.	1,207,812	29,748,410
Halliburton Co.	2,038,833	46,363,062
Helmerich & Payne Inc.	249,469	12,628,121
National Oilwell Varco Inc.	902,898	20,071,422
Patterson-UTI Energy Inc.	479,555	5,519,678
Transocean Ltd.(a)(b)	1,354,082	8,679,666

		129,070,567

Entertainment — 0.9%
Cinemark Holdings Inc.	250,040	9,026,444
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	58,141	2,084,936
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	464,088	17,361,532
Lions Gate Entertainment Corp., Class A	122,940	1,506,015
Lions Gate Entertainment Corp., Class B, NVS	232,465	2,698,919
Madison Square Garden Co. (The), Class A(a)	39,666	11,104,100
Take-Two Interactive Software Inc.(a)	141,726	16,090,153
Viacom Inc., Class A	26,476	902,831
Viacom Inc., Class B, NVS	828,514	24,747,713
Zynga Inc., Class A(a)(b)	1,551,351	9,509,782

		95,032,425

Equity Real Estate Investment Trusts (REITs) — 13.2%
Alexandria Real Estate Equities Inc.	261,302	36,867,099
American Campus Communities Inc.	319,762	14,760,214
American Homes 4 Rent, Class A	343,392	8,347,859
Apartment Investment & Management Co., Class A	347,022	17,392,743
Apple Hospitality REIT Inc.	491,209	7,790,575
AvalonBay Communities Inc.	326,382	66,314,295
Boston Properties Inc.	362,562	46,770,498
Brandywine Realty Trust	407,589	5,836,674
Brixmor Property Group Inc.	694,285	12,413,816
Camden Property Trust	219,107	22,872,580
Colony Capital Inc.	1,056,361	5,281,805
Columbia Property Trust Inc.	272,280	5,647,087
CoreSite Realty Corp.	19,488	2,244,433

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	261,962	$6,907,938
Cousins Properties Inc.	340,612	12,319,936
CubeSmart	440,067	14,715,840
CyrusOne Inc.	261,802	15,111,211
Digital Realty Trust Inc.	486,503	57,305,188
Douglas Emmett Inc.	376,976	15,018,724
Duke Realty Corp.	843,473	26,662,182
Empire State Realty Trust Inc., Class A	342,425	5,071,314
EPR Properties	176,169	13,140,446
Equity Commonwealth	281,547	9,155,908
Equity Residential	856,588	65,032,161
Essex Property Trust Inc.	153,188	44,720,173
Extra Space Storage Inc.	54,970	5,832,317
Federal Realty Investment Trust	174,635	22,486,003
Gaming and Leisure Properties Inc.	473,356	18,451,417
HCP Inc.	1,120,480	35,832,950
Healthcare Trust of America Inc., Class A	476,593	13,072,946
Highwoods Properties Inc.	238,738	9,859,879
Hospitality Properties Trust	380,877	9,521,925
Host Hotels & Resorts Inc.	1,719,017	31,320,490
Hudson Pacific Properties Inc.	355,269	11,819,800
Invitation Homes Inc.	988,779	26,430,063
Iron Mountain Inc.	592,166	18,534,796
JBG SMITH Properties	287,659	11,316,505
Kilroy Realty Corp.	231,565	17,091,813
Kimco Realty Corp.	944,437	17,453,196
Liberty Property Trust	345,664	17,297,027
Life Storage Inc.	109,298	10,392,054
Macerich Co. (The)	330,456	11,066,971
Medical Properties Trust Inc.	915,409	15,964,733
Mid-America Apartment Communities Inc.	266,409	31,372,324
National Retail Properties Inc.	379,178	20,100,226
Omega Healthcare Investors Inc.	499,845	18,369,304
Outfront Media Inc.	278,920	7,193,347
Paramount Group Inc.	471,042	6,599,298
Park Hotels & Resorts Inc.	470,661	12,971,417
Rayonier Inc.	302,892	9,177,628
Realty Income Corp.	737,341	50,854,409
Regency Centers Corp.	389,168	25,973,072
Retail Properties of America Inc., Class A	498,246	5,859,373
SITE Centers Corp.	326,780	4,326,567
SL Green Realty Corp.	197,496	15,872,753
Spirit Realty Capital Inc.	203,121	8,665,142
STORE Capital Corp.	484,686	16,086,728
Sun Communities Inc.	150,804	19,331,565
Taubman Centers Inc.	136,628	5,578,521
UDR Inc.	618,746	27,775,508
Ventas Inc.	838,706	57,325,555
VEREIT Inc.	2,279,336	20,536,817
VICI Properties Inc.	1,045,277	23,037,905
Vornado Realty Trust	404,486	25,927,553
Weingarten Realty Investors	283,016	7,760,299
Welltower Inc.	949,076	77,378,166
Weyerhaeuser Co.	1,743,996	45,936,855
WP Carey Inc.	395,625	32,116,837

		1,417,572,753

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	64,483	10,058,703
Kroger Co. (The)	1,861,015	40,402,636
Sprouts Farmers Market Inc.(a)	145,184	2,742,526

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(a)(b)	510,628	$18,260,057

		71,463,922

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,304,323	53,216,378
Beyond Meat Inc.(a)	23,029	3,700,300
Bunge Ltd.	323,391	18,016,113
Campbell Soup Co.	169,149	6,777,800
Conagra Brands Inc.	1,129,339	29,950,070
Flowers Foods Inc.	455,756	10,605,442
Hain Celestial Group Inc. (The)(a)(b)	212,911	4,662,751
Hershey Co. (The)	42,945	5,755,918
Hormel Foods Corp.	650,488	26,370,784
Ingredion Inc.	156,249	12,888,980
JM Smucker Co. (The)	257,093	29,614,543
Kellogg Co.	355,654	19,052,385
Lamb Weston Holdings Inc.	254,638	16,133,864
McCormick & Co. Inc./MD, NVS	101,434	15,723,284
Pilgrim’s Pride Corp.(a)(b)	80,461	2,042,905
Post Holdings Inc.(a)	83,703	8,702,601
Seaboard Corp.	568	2,349,668
TreeHouse Foods Inc.(a)(b)	107,905	5,837,661
Tyson Foods Inc., Class A	673,864	54,407,779

		325,809,226

Gas Utilities — 0.6%
Atmos Energy Corp.	271,463	28,655,634
National Fuel Gas Co.	191,361	10,094,293
UGI Corp.	406,650	21,719,177

		60,469,104

Health Care Equipment & Supplies — 1.7%
Cantel Medical Corp.	37,394	3,015,452
Cooper Companies Inc. (The)	98,439	33,163,115
DENTSPLY SIRONA Inc.	523,193	30,533,543
Hill-Rom Holdings Inc.	75,539	7,902,890
Hologic Inc.(a)	122,214	5,868,716
ICU Medical Inc.(a)	31,249	7,871,936
Integra LifeSciences Holdings Corp.(a)	165,769	9,258,199
Steris PLC(a)	185,283	27,584,933
West Pharmaceutical Services Inc.	42,176	5,278,326
Zimmer Biomet Holdings Inc.	481,016	56,634,824

		187,111,934

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	203,229	7,102,853
Cardinal Health Inc.	698,156	32,883,148
Centene Corp.(a)	157,094	8,238,009
Covetrus Inc.(a)(b)	226,727	5,545,742
DaVita Inc.(a)	297,555	16,740,444
Encompass Health Corp.	114,325	7,243,632
Henry Schein Inc.(a)(b)	304,823	21,307,128
Laboratory Corp. of America Holdings(a)	215,986	37,343,979
McKesson Corp.	400,330	53,800,349
MEDNAX Inc.(a)	196,464	4,956,787
Molina Healthcare Inc.(a)	32,345	4,629,863
Premier Inc., Class A(a)(b)	121,242	4,741,775
Quest Diagnostics Inc.	314,951	32,065,161
Universal Health Services Inc., Class B	189,589	24,720,510
WellCare Health Plans Inc.(a)	11,266	3,211,599

		264,530,979

Hotels, Restaurants & Leisure — 1.9%
Aramark	572,743	20,653,113

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.(a)	1,331,854	$15,742,514
Choice Hotels International Inc.	44,471	3,869,422
Dunkin’ Brands Group Inc.	13,632	1,085,925
Extended Stay America Inc.	439,164	7,417,480
Hilton Grand Vacations Inc.(a)	182,688	5,813,132
Hyatt Hotels Corp., Class A	88,322	6,723,954
International Game Technology PLC	229,614	2,978,094
MGM Resorts International	1,115,002	31,855,607
Norwegian Cruise Line Holdings Ltd.(a)	400,399	21,473,398
Royal Caribbean Cruises Ltd.	401,580	48,675,512
Six Flags Entertainment Corp.	168,731	8,382,556
Vail Resorts Inc.	10,379	2,316,385
Wyndham Destinations Inc.	216,195	9,490,960
Wyndham Hotels & Resorts Inc.	157,474	8,777,601
Wynn Resorts Ltd.	39,380	4,882,726
Yum China Holdings Inc.	165,135	7,629,237

		207,767,616

Household Durables — 1.7%
DR Horton Inc.	797,959	34,415,972
Garmin Ltd.	340,470	27,169,506
Leggett & Platt Inc.	306,573	11,763,206
Lennar Corp., Class A	386,114	18,711,084
Lennar Corp., Class B	25,069	965,407
Mohawk Industries Inc.(a)(b)	139,403	20,557,760
Newell Brands Inc.	888,219	13,696,337
PulteGroup Inc.	603,109	19,070,307
Toll Brothers Inc.	316,953	11,606,819
Whirlpool Corp.	144,973	20,638,356

		178,594,754

Household Products — 0.2%
Clorox Co. (The)	55,252	8,459,634
Energizer Holdings Inc.	148,914	5,754,037
Spectrum Brands Holdings Inc.	82,426	4,432,046

		18,645,717

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp./VA	1,552,987	26,028,062
NRG Energy Inc.	623,586	21,900,341
Vistra Energy Corp.	973,355	22,036,757

		69,965,160

Industrial Conglomerates — 0.0%
Carlisle Companies Inc.	17,614	2,473,182

Insurance — 6.1%
Alleghany Corp.(a)	29,329	19,976,275
American Financial Group Inc./OH	172,248	17,650,253
American National Insurance Co.	17,921	2,087,259
Arch Capital Group Ltd.(a)	775,061	28,739,262
Arthur J Gallagher & Co.	339,167	29,707,638
Assurant Inc.	143,602	15,276,381
Assured Guaranty Ltd.	232,140	9,768,451
Athene Holding Ltd., Class A(a)(b)	217,347	9,358,962
Axis Capital Holdings Ltd.	175,130	10,446,504
Brighthouse Financial Inc.(a)	271,205	9,950,511
Brown & Brown Inc.	519,536	17,404,456
Cincinnati Financial Corp.	356,297	36,937,310
CNA Financial Corp.	65,927	3,103,184
Erie Indemnity Co., Class A, NVS	19,407	4,934,812
Everest Re Group Ltd.	65,758	16,254,062
Fidelity National Financial Inc.	620,059	24,988,378

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	256,625	$13,780,762
Hanover Insurance Group Inc. (The)	94,981	12,186,062
Hartford Financial Services Group Inc. (The)	843,518	47,000,823
Kemper Corp.	117,234	10,116,122
Lincoln National Corp.	472,124	30,428,392
Loews Corp.	615,761	33,663,654
Markel Corp.(a)	29,169	31,782,542
Mercury General Corp.	65,091	4,068,188
Old Republic International Corp.	659,562	14,760,998
Primerica Inc.	27,397	3,286,270
Principal Financial Group Inc.	646,704	37,457,096
Reinsurance Group of America Inc.	146,313	22,829,217
RenaissanceRe Holdings Ltd.	63,447	11,294,200
Torchmark Corp.	253,530	22,680,794
Unum Group	495,490	16,623,689
White Mountains Insurance Group Ltd.(b)	7,295	7,451,551
Willis Towers Watson PLC	302,043	57,853,316
WR Berkley Corp.	336,517	22,186,566

		656,033,940

Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)	73,222	15,927,982
TripAdvisor Inc.(a)	24,170	1,118,829
Zillow Group Inc., Class A(a)(b)	131,863	6,034,051
Zillow Group Inc., Class C, NVS(a)(b)	288,936	13,403,741

		36,484,603

Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc.(a)(b)	922,941	11,435,239

IT Services — 1.5%
Akamai Technologies Inc.(a)	32,359	2,593,250
Alliance Data Systems Corp.	93,073	13,042,319
Amdocs Ltd.	321,375	19,954,174
CACI International Inc., Class A(a)	57,842	11,833,895
CoreLogic Inc.(a)	179,288	7,499,617
DXC Technology Co.	627,551	34,609,438
Jack Henry & Associates Inc.	21,553	2,886,378
Leidos Holdings Inc.	318,626	25,442,286
Sabre Corp.	530,678	11,781,052
VeriSign Inc.(a)	76,769	16,057,004
Western Union Co. (The)	786,809	15,649,631

		161,349,044

Leisure Products — 0.1%
Brunswick Corp./DE	202,212	9,279,509
Mattel Inc.(a)(b)	249,824	2,800,527
Polaris Industries Inc.	13,992	1,276,490

		13,356,526

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	672,397	50,207,884
Bio-Rad Laboratories Inc., Class A(a)	49,924	15,605,743
IQVIA Holdings Inc.(a)	240,949	38,768,694
PerkinElmer Inc.(b)	202,067	19,467,135
QIAGEN NV(a)(b)	517,780	20,995,979

		145,045,435

Machinery — 4.3%
AGCO Corp.	148,754	11,538,848
Colfax Corp.(a)(b)	217,023	6,083,155
Crane Co.	118,168	9,859,938
Cummins Inc.	360,149	61,707,930
Dover Corp.	191,360	19,174,272

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	240,491	$12,671,471
Fortive Corp.	536,682	43,750,317
Gardner Denver Holdings Inc.(a)(b)	304,949	10,551,235
Gates Industrial Corp. PLC(a)(b)	100,513	1,146,853
IDEX Corp.	88,856	15,295,672
Ingersoll-Rand PLC	33,272	4,214,564
ITT Inc.	205,245	13,439,443
Lincoln Electric Holdings Inc.	8,035	661,441
Nordson Corp.	12,576	1,777,114
Oshkosh Corp.	162,542	13,570,632
PACCAR Inc.	794,334	56,921,974
Parker-Hannifin Corp.	300,147	51,027,991
Pentair PLC	400,472	14,897,558
Snap-on Inc.	128,455	21,277,286
Stanley Black & Decker Inc.	355,228	51,369,521
Timken Co. (The)	157,035	8,062,177
Trinity Industries Inc.	249,073	5,168,265
WABCO Holdings Inc.(a)	19,906	2,639,536
Wabtec Corp.(b)	268,386	19,259,379
Woodward Inc.	23,306	2,637,307

		458,703,879

Marine — 0.1%
Kirby Corp.(a)(b)	138,870	10,970,730

Media — 2.2%
CBS Corp., Class B, NVS	76,670	3,825,833
Discovery Inc., Class A(a)(b)	365,012	11,205,868
Discovery Inc., Class C, NVS(a)(b)	817,271	23,251,360
DISH Network Corp., Class A(a)	522,324	20,062,465
Fox Corp., Class A(a)	741,772	27,178,526
Fox Corp., Class B(a)	344,507	12,584,841
Interpublic Group of Companies Inc. (The)	818,405	18,487,769
John Wiley & Sons Inc., Class A	103,344	4,739,356
Liberty Broadband Corp., Class A(a)(b)	58,172	5,982,409
Liberty Broadband Corp., Class C, NVS(a)(b)	246,911	25,733,064
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	197,499	7,467,437
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	364,883	13,858,256
New York Times Co. (The), Class A	307,655	10,035,706
News Corp., Class A, NVS	899,678	12,136,656
News Corp., Class B	283,622	3,959,363
Nexstar Media Group Inc., Class A	24,365	2,460,865
Omnicom Group Inc.	239,109	19,594,983
Sinclair Broadcast Group Inc., Class A	8,579	460,092
Tribune Media Co., Class A	205,001	9,475,146

		232,499,995

Metals & Mining — 1.9%
Alcoa Corp.(a)	434,711	10,176,584
Freeport-McMoRan Inc.	3,392,373	39,385,451
Newmont Goldcorp Corp.	1,916,959	73,745,413
Nucor Corp.	713,631	39,321,068
Reliance Steel & Aluminum Co.	152,336	14,414,032
Royal Gold Inc.	103,963	10,655,168
Steel Dynamics Inc.	496,957	15,008,101
U.S. Steel Corp.	402,047	6,155,340

		208,861,157

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	1,255,292	21,114,011
Annaly Capital Management Inc.	3,406,433	31,100,733

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Chimera Investment Corp.	435,765	$8,222,886
MFA Financial Inc.	1,049,847	7,537,902
New Residential Investment Corp.	970,576	14,937,165
Starwood Property Trust Inc.	637,224	14,477,729
Two Harbors Investment Corp.	634,867	8,043,765

		105,434,191

Multi-Utilities — 4.6%
Ameren Corp.	573,489	43,074,759
CenterPoint Energy Inc.	1,175,903	33,666,103
CMS Energy Corp.	662,541	38,367,749
Consolidated Edison Inc.	767,641	67,306,763
DTE Energy Co.	427,688	54,692,741
MDU Resources Group Inc.	460,054	11,869,393
NiSource Inc.	872,671	25,132,925
Public Service Enterprise Group Inc.	1,182,208	69,537,475
Sempra Energy	643,228	88,405,256
WEC Energy Group Inc.	739,689	61,667,872

		493,721,036

Multiline Retail — 0.6%
Dollar General Corp.	36,460	4,927,934
Dollar Tree Inc.(a)	252,833	27,151,736
Kohl’s Corp.	380,875	18,110,606
Macy’s Inc.	723,067	15,517,018

		65,707,294

Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	527,594	6,046,227
Antero Resources Corp.(a)	617,674	3,415,737
Apache Corp.	879,715	25,485,343
Cabot Oil & Gas Corp.	363,923	8,355,672
Centennial Resource Development Inc./DE, Class A(a)(b)	427,615	3,245,598
Cheniere Energy Inc.(a)	231,675	15,858,154
Chesapeake Energy Corp.(a)(b)	3,049,777	5,947,065
Cimarex Energy Co.	234,008	13,883,695
Concho Resources Inc.	465,594	48,039,989
Continental Resources Inc./OK(a)(b)	204,949	8,626,303
Devon Energy Corp.	969,105	27,638,875
Diamondback Energy Inc.	304,700	33,203,159
EQT Corp.	594,891	9,405,227
Equitrans Midstream Corp.(a)	428,289	8,441,576
Hess Corp.	629,173	39,996,528
HollyFrontier Corp.	369,852	17,116,750
Kosmos Energy Ltd.	846,489	5,307,486
Marathon Oil Corp.	1,910,322	27,145,676
Murphy Oil Corp.	385,964	9,514,013
Noble Energy Inc.	1,109,214	24,846,394
ONEOK Inc.	655,826	45,127,387
Parsley Energy Inc., Class A(a)	269,308	5,119,545
PBF Energy Inc., Class A	279,054	8,734,390
Pioneer Natural Resources Co.	225,552	34,703,431
Range Resources Corp.	485,329	3,387,596
Targa Resources Corp.	535,499	21,023,691
Williams Companies Inc. (The)	2,842,288	79,697,755
WPX Energy Inc.(a)	981,094	11,292,392

		550,605,654

Paper & Forest Products — 0.1%
Domtar Corp.	148,320	6,604,690

Security	Shares	Value

Personal Products — 0.2%
Coty Inc., Class A(b)	675,453	$9,051,070
Herbalife Nutrition Ltd.(a)(b)	203,083	8,683,829
Nu Skin Enterprises Inc., Class A	128,415	6,333,428

		24,068,327

Pharmaceuticals — 1.0%
Catalent Inc.(a)(b)	339,310	18,393,995
Elanco Animal Health Inc.(a)	858,054	29,002,225
Horizon Therapeutics PLC(a)	380,063	9,144,316
Jazz Pharmaceuticals PLC(a)	15,021	2,141,394
Mylan NV(a)	1,204,225	22,928,444
Nektar Therapeutics(a)	334,715	11,909,160
Perrigo Co. PLC	295,205	14,057,662

		107,577,196

Professional Services — 0.5%
Equifax Inc.	43,100	5,828,844
IHS Markit Ltd.(a)	343,962	21,917,259
ManpowerGroup Inc.	139,372	13,463,335
Nielsen Holdings PLC	727,977	16,452,280

		57,661,718

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	494,420	25,363,746
Howard Hughes Corp. (The)(a)	66,729	8,263,720
Jones Lang LaSalle Inc.	106,722	15,014,718

		48,642,184

Road & Rail — 0.9%
AMERCO	20,905	7,913,588
Genesee & Wyoming Inc., Class A(a)	108,651	10,865,100
JB Hunt Transport Services Inc.	140,853	12,875,373
Kansas City Southern	235,353	28,670,702
Knight-Swift Transportation Holdings Inc.	292,722	9,612,990
Landstar System Inc.	9,451	1,020,614
Lyft Inc., Class A(a)	69,160	4,544,504
Old Dominion Freight Line Inc.	88,651	13,232,048
Ryder System Inc.	121,639	7,091,554
Schneider National Inc., Class B	129,568	2,363,320

		98,189,793

Semiconductors & Semiconductor Equipment — 2.1%
Cree Inc.(a)	227,384	12,774,433
Cypress Semiconductor Corp.	853,095	18,972,833
First Solar Inc.(a)(b)	193,843	12,731,608
Lam Research Corp.	42,795	8,038,613
Marvell Technology Group Ltd.	1,534,824	36,636,249
Maxim Integrated Products Inc.	396,456	23,715,998
Microchip Technology Inc.	391,407	33,934,987
MKS Instruments Inc.	127,254	9,911,814
ON Semiconductor Corp.(a)	954,350	19,287,413
Qorvo Inc.(a)	288,068	19,188,209
Skyworks Solutions Inc.	384,454	29,706,761

		224,898,918

Software — 0.6%
2U Inc.(a)	82,301	3,097,810
Ceridian HCM Holding Inc.(a)	27,599	1,385,470
Citrix Systems Inc.	32,310	3,170,903
LogMeIn Inc.	114,785	8,457,359
Nuance Communications Inc.(a)(b)	679,434	10,850,561
SolarWinds Corp.(a)(b)	74,891	1,373,501
SS&C Technologies Holdings Inc.	49,736	2,865,291

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Symantec Corp.	1,401,966	$30,506,780

		61,707,675

Specialty Retail — 1.4%
Advance Auto Parts Inc.	122,228	18,840,224
AutoNation Inc.(a)(b)	125,911	5,280,707
Best Buy Co. Inc.	426,409	29,733,500
CarMax Inc.(a)	205,663	17,857,718
Dick’s Sporting Goods Inc.	159,507	5,523,727
Foot Locker Inc.	261,187	10,948,959
Gap Inc. (The)	507,419	9,118,320
L Brands Inc.	449,564	11,733,620
Penske Automotive Group Inc.	81,517	3,855,754
Tiffany & Co.	283,396	26,537,202
Urban Outfitters Inc.(a)	170,567	3,880,399
Williams-Sonoma Inc.	149,273	9,702,745

		153,012,875

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,213,035	48,034,873
Western Digital Corp.	686,424	32,639,461
Xerox Corp.	435,669	15,427,040

		96,101,374

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	194,858	6,757,675
Carter’s Inc.	57,585	5,616,841
Columbia Sportswear Co.	24,991	2,503,099
Hanesbrands Inc.	188,427	3,244,713
PVH Corp.	174,332	16,498,781
Ralph Lauren Corp.	122,518	13,916,820
Skechers U.S.A. Inc., Class A(a)	196,239	6,179,566
Tapestry Inc.	680,080	21,578,938
Under Armour Inc., Class A(a)(b)	150,261	3,809,116
Under Armour Inc., Class C, NVS(a)(b)	155,014	3,441,311

		83,546,860

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.(a)	828,784	10,890,222
New York Community Bancorp. Inc.	1,060,476	10,583,550
TFS Financial Corp.	113,794	2,056,258

		23,530,030

Trading Companies & Distributors — 0.6%
Air Lease Corp.	226,013	9,343,378
Fastenal Co.	129,375	4,216,331
HD Supply Holdings Inc.(a)	399,207	16,080,058
MSC Industrial Direct Co. Inc., Class A	103,112	7,657,097

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	54,035	$7,166,662
Univar Inc.(a)	369,150	8,136,066
Watsco Inc.	74,992	12,263,442
WESCO International Inc.(a)	104,485	5,292,165

		70,155,199

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	171,696	6,960,556

Water Utilities — 0.6%
American Water Works Co. Inc.	423,526	49,129,016
Aqua America Inc.	505,131	20,897,269

		70,026,285

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	1,325,962	8,711,570
Telephone & Data Systems Inc.	234,332	7,123,693
U.S. Cellular Corp.(a)(b)	39,825	1,778,983

		17,614,246

Total Common Stocks — 99.7% (Cost: $9,849,965,782)		10,722,524,784

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	172,492,451	172,578,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	17,297,600	17,297,600

		189,876,297

Total Short-Term Investments — 1.8% (Cost: $189,793,469)		189,876,297

Total Investments in Securities — 101.5% (Cost: $10,039,759,251)		10,912,401,081

Other Assets, Less Liabilities — (1.5)%		(163,101,351)

Net Assets — 100.0%		$10,749,299,730

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	219,772,537	(47,280,086)	172,492,451	$172,578,697	$310,557	(a)	$(1,263)	$14,953
BlackRock Cash Funds: Treasury, SL Agency Shares	16,938,186	359,414	17,297,600	17,297,600	133,249		—	—

				$189,876,297	$443,806		$(1,263)	$14,953

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	43	09/20/19	$6,330	$127,252
S&P MidCap 400 E-Mini	51	09/20/19	9,945	234,091

				$361,343

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,722,524,784	$—	$—	$10,722,524,784
Money Market Funds	189,876,297	—	—	189,876,297

	$10,912,401,081	$—	$—	$10,912,401,081

Derivative financial instruments(a)
Assets
Futures Contracts	$361,343	$—	$—	$361,343

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares